LONG-TERM LOANS	12 Months Ended
Jun. 30, 2023
LONG-TERM LOANS
LONG-TERM LOANS
NOTE 14 - LONG-TERM LOANS

		June 30,
		2022	2023
MYR denominated loans	(i)	596	741
SGD denominated loans	(ii)	113	44
USD denominated loan	(iii)	14,935	15,000
RMB denominated loan	(iv)	—	16,221

		$15,644	$32,006
Less: Current portion		(15,210)	(15,231)

		$434	$16,775

i.
The MYR denominated loans are repayable in 3 to 75 installments with the last installment due in April 2039. For the years ended June 30, 2022 and 2023, the effective interest rates ranged from 2.08% to 3.27% per annum and 2.08% to 4.52% per annum, respectively. For the year ended June 30, 2023, the weighted average interest rate was 2.71%. The borrowings are secured by the mortgages of buildings and vehicles in Malaysia, with an aggregate carrying value of $883 and $842 as of June 30, 2022 and 2023, respectively.

ii.
The SGD denominated loans are repayable in 10 to 31 installments with the last installment due on March 4, 2024. For the years ended June 30, 2022 and 2023, the effective interest rates ranged from 2.44% to 2.78% per annum and 2.44% to 2.78% per annum, respectively. For the year ended June 30, 2023, the weighted average interest rate was 2.65%. The borrowing is secured by vehicles with a total carrying value of $173 and $80 as of June 30, 2022 and 2023, respectively.

iii.
The USD denominated loan was drawn on April 24, 2020 and
wa
s repayable on April 22, 2022. Prior to the repayment dated April 22, 2022, the Company started negotiation with the bank for an extension was granted in August 2022. The loan contract was renewed and the loan term was extended to April 2024. For the year ended June 30, 2023, the effective interest rate was 5.83% per annum.

iv.
The RMB denominated loan is a fixed asset loan contract with 10-year installment repayment with the last installment due in December 2032. The loan interest rate is the national bank rate
on the working day before the withdrawal date of each loan. For the year ended June 30, 2023, the effective interest rate was 4.1% per annum. The borrowings are secured by construction in process and prepaid land leases in Xi’an, with an aggregate carrying value of $68,015 as of June 30, 2023.

Scheduled principal

payment
 for all outstanding long-term loans as of June 30, 2023 are as follows:

Year ending June 30,
2024	$15,231
2025	1,178
2026	2,170
2027	2,202
2028 onwards	11,225

$32,006

For the years ended June 30, 2021, 2022, and 2023, interest expenses of long-term loans incurred amounted to $553, $731 and $878, respectively, and nil
,
nil
, $
251
was capitalized as construction in progress for fiscal year 2021, 2022 and 2023, respectively.